STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Stock-based compensation to third parties (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS
Shares issued accounts for share-based payment exchanged for services		550,000
Estimated fair value of shares		$ 3,149,000
Compensation cost	$ 791,754	1,257,989
Compensation cost capitalized	$ 510,120	$ 787,880